FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Currency and Interest Risk (Details) € in Thousands, £ in Thousands, R$ in Thousands, $ in Thousands	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Cash and cash equivalents				R$ 3,393,377			R$ 3,381,328	R$ 4,050,338	R$ 5,105,110
Currency Risk
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net balance of these rights and obligations receivable	£ 110	$ 72,530	€ 974		$ 61,909	€ 15,624
CDI | Interest Risk
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Cash and cash equivalents				R$ 3,143,209			R$ 3,175,730